STOCKHOLDERS’ EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 9. STOCKHOLDERS’ EQUITY (DEFICIT)

Authorized Shares

On February 12, 2021, the Company filed a Certificate of Amendment with the Secretary of State of Delaware to change the authorized shares. As amended at that time, the Company had the authority to issue 260,000,000 shares, consisting of 250,000,000 shares of Common Stock having a par value of $0.0001 per share and 10,000,000 shares of Preferred Stock having a par value of $0.0001 per share.

On February 17, 2022, the Company filed an Information Statement pursuant to Section 14C of the Securities Exchange Act of 1934 to increase the authorized Common Stock from 250,000,000 to 500,000,000 shares and to approve the Company’s 2022 Equity Plan. The Approving Stockholders (common stock only) owned 96,778,105 shares, representing 64.62% of the total issued and outstanding voting power of the Company.

Recent Corporate Actions – September 2025

On September 4, 2025, the Board of Directors unanimously approved, and the Company obtained the written consent of holders of a majority of the Company’s voting power for, corporate actions to (i) amend the Certificate of Incorporation to increase the authorized shares of common stock from 500,000,000 to 750,000,000 and the authorized shares of preferred stock from 10,000,000 to 15,000,000 and (ii) authorize the Board of Directors, in its discretion, to amend the Certificate of Incorporation not later than June 30, 2026 to effect a reverse stock split of all outstanding shares of common stock in a ratio of not less than 1-for-10 and not more than 1-for-100, to be determined by the Board. On June 29, 2026, the Company filed a Certificate of Amendment to its Certificate of Incorporation with the Secretary of State of the State of Delaware, increasing the authorized shares of common stock from 500,000,000 to 750,000,000 and effecting the reverse stock split described in Note 16. That Certificate of Amendment did not increase the authorized shares of preferred stock, which remained 10,000,000 as of June 30, 2026. See Note 16 — Capital Structure.

Certificate of Designation of Series B Convertible Preferred Stock

On December 4, 2023, the Company filed a Certificate of Designation of Series B Convertible Preferred Stock (the “Series B Certificate of Designation”) with the Secretary of State of the State of Delaware. The Series B Certificate of Designation designates 3,000,000 shares of the Company’s authorized preferred stock (par value $0.0001 per share) as “Series B Convertible Preferred Stock” and establishes the rights, preferences, privileges, and restrictions of such shares.

Holders of Series B Convertible Preferred Stock have no dividend rights except as may be declared by the Board of Directors in its sole and absolute discretion, out of funds legally available for that purpose. Each share is entitled to one (1) vote per share on all matters presented to stockholders, and holders generally vote together with holders of Common Stock as a single class. The vote or consent of holders of a majority of the outstanding Series B Convertible Preferred Stock is required for: (i) matters that by law require the approval of the outstanding shares of the Series B Convertible Preferred Stock as a separate class; (ii) any amendment to the rights, preferences, privileges, or powers of the Series B Convertible Preferred Stock that would have a material adverse effect on the Series B Convertible Preferred Stock; (iii) any increase in the aggregate authorized number of shares of Series B Convertible Preferred Stock; (iv) any action that reclassifies any outstanding shares into shares having priority as to dividends or assets senior to the Series B Convertible Preferred Stock; or (v) any amendment to the Company’s Certificate of Incorporation that materially and adversely affects the rights of the Series B Convertible Preferred Stock.

Each share of Series B Convertible Preferred Stock is convertible at the option of the holder, without payment of additional consideration, into shares of Common Stock at any time, at the conversion rate stated in the Series B Certificate of Designation of one hundred (100) shares of Common Stock for each one share of Series B Convertible Preferred Stock. The Series B Convertible Preferred Stock is not subject to adjustment for stock splits or other changes to the Common Stock, and the conversion rate was not affected by the reverse stock split. Subsequent to June 30, 2026, the Board of Directors approved the conversion of all outstanding shares of Series B Convertible Preferred Stock at a rate of fifty (50) shares of Common Stock for each one share of Series B Convertible Preferred Stock, which differs from the rate stated in the Series B Certificate of Designation. Because the conversion occurred after June 30, 2026, it is not reflected in the shares of Common Stock issued and outstanding, or in the weighted-average shares used to compute earnings per share, as of and for the three and six months ended June 30, 2026. See Note 16. The Series B Certificate of Designation provides that no fractional shares of Common Stock will be issued upon conversion (any fractional share entitlement will be rounded up to the nearest whole share).

Shares of Series B Convertible Preferred Stock that are converted into Common Stock or are otherwise acquired by the Company are restored to the status of authorized but unissued shares of preferred stock, without designation as to class, and may thereafter be issued, but not as shares of Series B Convertible Preferred Stock. As of June 30, 2026, 2,371,844 shares of Series B Convertible Preferred Stock were issued and outstanding.

NOTE 9. STOCKHOLDERS’ EQUITY (DEFICIT) (continued)

Outstanding Capital Stock

As of June 30, 2026, and December 31, 2025, the Company had 4,230,868 and 4,230,868 common shares issued and outstanding, respectively.

As of June 30, 2026, and December 31, 2025, the Company had 4,500,000 and 4,500,000 Series A Preferred Stock issued and outstanding, respectively.

As of June 30, 2026, and December 31, 2025, the Company had 2,371,844 and 2,371,844 Series B Preferred Stock issued and outstanding, respectively. There were no issuances or repurchases of common or preferred stock during the three and six months ended June 30, 2026.

Series A Preferred Stock – Beneficial Ownership

The percentages below are calculated based on 4,500,000 shares of our Series A Preferred Stock issued and outstanding as of June 30, 2026 and as of the date of this Report. Series A Preferred Stock was not affected by the 1-for-100 reverse stock split effective July 10, 2026.

Name and Address(1)	Title of Class (4)	Number of Shares Beneficially Owned	Percent of Class
Mitchell M. Eaglstein, CEO, Director	Series A Preferred	500,000	11.11%
Gope S. Kundnani, Director (5)	Series A Preferred	4,000,000	88.89%
Officers and Directors as a group (2 persons)	Series A Preferred	4,500,000	100.00%

(4)	Series A Preferred Stock is entitled to fifty (50) non-cumulative votes per share on all matters presented to stockholders for action and has no right to convert into the Company’s Common Stock. Series A Preferred Stock was not affected by the 1-for-100 reverse stock split effective July 10, 2026. As of June 30, 2026 and as of the date of this Report, the Company had 4,500,000 shares of Series A Preferred Stock issued and outstanding.

(5)	The Company originally issued 2,600,000, 400,000, and 1,000,000 shares of Series A Preferred Stock to Mitchell M. Eaglstein, Imran Firoz, and Felix R. Hong, respectively, in December 2016 as founders, in consideration of services rendered. In January 2023, Eaglstein and Firoz transferred 1,100,000 and 400,000 shares, respectively, to Gope S. Kundnani, a Director of the Company. On November 30, 2023, the Company issued 2,500,000 shares of Series A Preferred Stock to Mr. Kundnani. On January 30, 2024, the Board of Directors approved the rescission and cancellation of 1,000,000 shares held by Mr. Eaglstein and 1,000,000 shares held by Mr. Hong. In connection with the Company’s contemplated listing on a national securities exchange, all 4,500,000 outstanding shares of Series A Preferred Stock are expected to be retired and cancelled immediately prior to the closing of the contemplated offering, without any cash consideration to the holders.

On November 30, 2023, the Company issued 2,500,000 Series A Preferred Stock to Kundnani, valued at $2,500,000. The Company will receive $2,500,000 in direct investment from Alchemy Prime Holdings Shareholder for Series A Preferred, valued at $1.00 per share.

On January 30, 2024, the Company’s board of directors adopted and approved the rescission and cancellation of (i) 1,000,000 shares of Series A Preferred Stock of the Company issued to Mitchell M. Eaglstein and (ii) 1,000,000 shares of Series A Preferred Stock of the Company issued to Felix R Hong.

NOTE 9. STOCKHOLDERS’ EQUITY (DEFICIT) (continued)

Common Stock – Beneficial Ownership

The percentages below are calculated based on 122,823,068 shares of our Common Stock issued and outstanding, being the number of shares outstanding following the 1-for-100 reverse stock split effective July 10, 2026, and the conversion of all outstanding shares of Series B Convertible Preferred Stock into Common Stock on July 13, 2026. Following that conversion, no shares of Series B Convertible Preferred Stock remain issued or outstanding. Beneficial ownership is presented as of the latest practicable date rather than as of June 30, 2026, and accordingly does not correspond to the 4,230,868 shares of Common Stock and 2,371,844 shares of Series B Convertible Preferred Stock presented on the consolidated balance sheet at June 30, 2026.

Name and Address(1)	Title of Class	Number of Shares Beneficially Owned	Percent of Class
Mitchell M. Eaglstein, CEO, Director (2)	Common	7,708,181	6.28%
Imran Firoz, CFO, Director (3)	Common	7,743,100	6.30%
Brian Platt, CTO (4)	Common	10,000	*
Jonathan Baumgart, Director (5)	Common	6,450	*
Gope S. Kundnani, Director (6)	Common	101,392,200	82.55%
Officers and Directors as a group (5 persons) (7)	Common	116,859,931	95.14%

(1)	Unless otherwise indicated, the business address of each beneficial owner is c/o FDCTech, Inc., 200 Spectrum Center Drive, Suite 300, Irvine, CA 92618. Beneficial ownership is determined in accordance with Rule 13d-3 under the Securities Exchange Act of 1934, as amended. Share amounts and percentages give effect to the 1-for-100 reverse stock split effective July 10, 2026 and to the conversion of all outstanding shares of Series B Convertible Preferred Stock into Common Stock on July 13, 2026, and are calculated on 122,823,068 shares of Common Stock outstanding. An asterisk (*) denotes beneficial ownership of less than one percent.

(2)	Consists of (a) 208,181 shares of common stock and (b) 7,500,000 shares of common stock issued upon the conversion of 150,000 shares of Series B Convertible Preferred Stock. Does not include 600,000 shares beneficially owned by Susan E. Eaglstein, mother of Mr. Eaglstein, as to which Mr. Eaglstein disclaims beneficial ownership.

(3)	Consists of (a) 243,100 shares of common stock and (b) 7,500,000 shares of common stock issued upon the conversion of 150,000 shares of Series B Convertible Preferred Stock.

(4)	Consists of 10,000 shares of common stock. Mr. Platt holds no shares of Series B Convertible Preferred Stock and no convertible promissory notes.

(5)	Consists of 6,450 shares of common stock. Mr. Baumgart holds no shares of Series B Convertible Preferred Stock and no convertible promissory notes.

(6)	Consists of (a) 1,500,000 shares of common stock held directly by Mr. Kundnani, (b) 9,592,200 shares of common stock issued upon the conversion of 191,844 shares of Series B Convertible Preferred Stock held directly by Mr. Kundnani, (c) 300,000 shares of common stock held by APSI Holdings Limited and (d) 90,000,000 shares of common stock issued upon the conversion of 1,800,000 shares of Series B Convertible Preferred Stock held by APSI Holdings Limited. Mr. Kundnani controls APSI Holdings Limited.

(7)	Consists of (a) 2,267,731 shares of common stock and (b) 114,592,200 shares of common stock issued upon the conversion of 2,291,844 shares of Series B Convertible Preferred Stock, in each case held by our directors and executive officers as a group, and includes the securities held by APSI Holdings Limited described in footnote (6).

NOTE 9. STOCKHOLDERS’ EQUITY (DEFICIT) (continued)

On November 30, 2023, the Company issued 1,800,000 Series B Preferred Stock to Kundnani, valued at $2,538,000, for the purchase of 49.90% of AML and 100% of APL.

On January 4, 2024, the Company issued 150,000 Series B preferred stock to Mitchell M. Eaglstein, CEO and Director, for services valued at $1.41 per share.

On January 4, 2024, the Company issued 150,000 Series B preferred stock to Imran Firoz, CFO and Director, for services valued at $1.41 per share.

On January 4, 2024, the Company issued 50,000 Series B preferred stock to FRH Group for services valued at $1.41 per share.

On January 4, 2024, the Company issued 10,000 Series B preferred stock to William B. Barnett, Esq., for services valued at $1.41 per share.

On January 4, 2024, the Company issued 10,000 Series B preferred stock to Susan E. Eaglstein for services valued at $1.41 per share.

On January 4, 2024, the Company issued 50,000 Series B preferred stock to Gope S. Kundnani for services valued at $1.41 per share.

On January 30, 2024, the Company issued 141,844 Series B preferred stock to Gope S. Kundnani for cash valued at $1.41 per share.

On February 07, 2025, the Company issued 10,000 Series B preferred stock to Nicky G. Kundnani for services valued at $1.41 per share.

Series B Convertible Preferred Stock – Holdings Before and After Conversion

The following table sets forth the shares of Series B Convertible Preferred Stock held by each holder as of June 30, 2026, and the shares of Common Stock issued to each holder upon the conversion of those shares on July 13, 2026 at a conversion rate of fifty (50) shares of Common Stock for each share of Series B Convertible Preferred Stock. The Series B Convertible Preferred Stock was not subject to adjustment for the 1-for-100 reverse stock split effective July 10, 2026, and the shares of Common Stock issued on conversion are stated on a post-reverse-stock-split basis. Following the conversion, no shares of Series B Convertible Preferred Stock remain issued or outstanding.

Holder	Series B Preferred Shares Held at June 30, 2026	Common Shares Issued on Conversion, July 13, 2026
APSI Holdings Limited (formerly Alchemy Prime Holdings Limited)	1,800,000	90,000,000
Gope S. Kundnani	191,844	9,592,200
Mitchell M. Eaglstein	150,000	7,500,000
Imran Firoz	150,000	7,500,000
FRH Group Corporation	50,000	2,500,000
William B. Barnett	10,000	500,000
Susan E. Eaglstein	10,000	500,000
Nicky G. Kundnani	10,000	500,000
Total	2,371,844	118,592,200

Cross-Reference to Form 10-K/A

For a complete history of the Company’s authorized share capital, common stock issuances, and preferred stock issuances, refer to Note 9 (Stockholders’ Equity (Deficit)) in the audited consolidated financial statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025, as most recently amended by Amendment No. 4 on Form 10-K/A filed with the SEC on July 1, 2026.

NOTE 12. STOCKHOLDERS’ EQUITY (DEFICIT)

Authorized Shares

On February 12, 2021, the Company filed a Certificate of Amendment with the Secretary of State of Delaware to increase the authorized shares to 260,000,000, consisting of 250,000,000 shares of Common Stock (par value $0.0001) and 10,000,000 shares of Preferred Stock (par value $0.0001).

On February 17, 2022, the Company filed an Information Statement pursuant to Section 14C of the Securities Exchange Act of 1934 to increase the authorized Common Stock from 250,000,000 to 500,000,000 shares and to approve the Company’s 2022 Equity Plan. The Approving Stockholders (common stock only) owned 96,778,105 shares, representing 64.62% of the total issued and outstanding voting power of the Company.

On March 12, 2024, the Company filed an Information Statement to increase the authorized Common Stock from 500,000,000 to 1,000,000,000 shares, to authorize a reverse stock split in a ratio of not less than 1-for-10 and not more than 1-for-50 at any time prior to June 30, 2024, and to approve the Company’s 2023 Stock Incentive Plan. The Approving Stockholders (common stock only) owned 280,102,413 shares, representing 72% of the total issued and outstanding voting power of the Company. The Board retains authority to abandon either Corporate Action prior to its effective date.

On September 4, 2025, the Board and the holders of a majority of the Company’s voting stock approved the following corporate actions by written consent pursuant to Sections 228 and 242 of the Delaware General Corporation Law: (i) an increase in the authorized Common Stock from 500,000,000 to 750,000,000 shares; and (ii) an increase in the authorized Preferred (Series A and Series B) Stock from 10,000,000 to 15,000,000 shares; and (iii) authorization for the Board to implement a reverse stock split of all outstanding Common Stock in a ratio of not less than 1-for-10 and not more than 1-for-100 at any time prior to June 30, 2026, at its discretion. The Approving Stockholders (common stock and Series A Preferred) owned 370,128,105 shares, representing 87.6% of the total issued and outstanding voting power. Each Corporate Action became effective on or about the 20th calendar day after the Information Statement was mailed to stockholders.

At December 31, 2025, and 2024, the Company’s authorized capital stock consists of 15,000,000 shares of Preferred Stock (par value $0.0001) and 750,000,000 shares of Common Stock (par value $0.0001).

At December 31, 2025, and 2024, the Company had 423,084,729 and 391,084,729 shares of Common Stock issued and outstanding, respectively. Of the 423,084,729 shares outstanding as of December 31, 2025, 371,861,597 shares are restricted, and 50,723,132 shares are unrestricted.

At December 31, 2025, and 2024, the Company had 4,500,000 and 4,500,000 shares of Series A Preferred Stock issued and outstanding, respectively.

At December 31, 2025, and 2024, the Company had 2,371,844 and 2,361,844 shares of Series B Convertible Preferred Stock issued and outstanding, respectively.

NOTE 12. STOCKHOLDERS’ DEFICIT (continued)

Series A Preferred Stock

The percentages below are calculated based on 4,500,000 shares of our Series A Preferred Stock issued and outstanding for the fiscal year ended December 31, 2024.

Name and Address(1)	Title of Class (4)	Number of Shares Beneficially Owned	Percent of Class
Mitch Eaglstein	Series A Preferred	500,000	11.11%
Gope S. Kundnani (5)	Series A Preferred	4,000,000	88.89%
Officers and Directors as a group (2 persons)	Series A Preferred	4,500,000	100.00%

(4)	Series A Preferred stock is entitled to fifty (50) non-cumulative votes per share on all matters presented to stockholders for action. On December 12, 2016, the Board agreed to issue 2,600,000, 400,000, and 1,000,000 shares of Preferred Stock to Mitchell Eaglstein, Imran Firoz, and Felix R. Hong, respectively, as the founders, in consideration of services rendered to the Company. As of December 31, 2022, the Company had 4,000,000 preferred shares issued and outstanding.

(5)	In January 2023, Eaglstein and Firoz transferred 1,100,000 and 400,000 shares to Gope S. Kundnani, the Director of the Company. As of September 30, 2023, the Company had 4,000,000 preferred shares issued and outstanding, with Eaglstein, Kundnani, and Hong holding 1,500,000, 1,500,000, and 1,000,000 shares, respectively.

On November 30, 2023, the Company issued 2,500,000 Series A Preferred Stock to Kundnani, valued at $2,500,000. The Company will receive $2,500,000 in direct investment from Alchemy Prime Holdings Shareholder for Series A Preferred, valued at $1.00 per share.

On January 30, 2024, the Company’s board of directors adopted and approved the rescission and cancellation of (i) 1,000,000 shares of Series A Preferred Stock of the Company issued to Mitchell M. Eaglstein and (ii) 1,000,000 shares of Series A Preferred Stock of the Company issued to Felix R Hong.

NOTE 12. STOCKHOLDERS’ DEFICIT (continued)

Series B Preferred Stock

The percentages below are calculated based on 2,371,844 shares of our Series B Preferred Stock issued and outstanding for the fiscal year ended December 31, 2025.

Name and Address(1)	Title of Class (6)	Number of Shares Beneficially Owned	Percent of Class
Alchemy Prime Holdings Ltd.	Series B Preferred	1,800,000	75.90%
Gope S. Kundnani	Series B Preferred	191,844	8.09%
Mitchell M. Eaglstein	Series B Preferred	150,000	6.32%
Imran Firoz	Series B Preferred	150,000	6.32%
FRH Group	Series B Preferred	50,000	2.11%
William B. Barnett	Series B Preferred	10,000	0.42%
Susan E. Eaglstein	Series B Preferred	10,000	0.42%
Nicky G. Kundnani	Series B Preferred	10,000	0.42%
Officers and Directors as a group (3 persons)	Series B Preferred	2,291,844	96.63%

(6)	The Series B Preferred Stock is non-dilutive and is not subject to stock splits or any other adjustments to the Company’s common stock. Each share of Series B Preferred Stock can be converted into 100 shares of the Company’s common stock at any time by the holder of such shares. Series B Preferred Stock is entitled to one (1) vote per share on all matters presented to stockholders for action. As a result, 2,371,844 Series B Preferred Stock represents a 0.38% voting percentage on a fully diluted vote per share basis.

On November 30, 2023, the Company issued 1,800,000 Series B Preferred Stock to Kundnani, valued at $2,538,000, for the purchase of 49.90% of AML and 100% of APL.

On January 4, 2024, the Company issued 150,000 Series B preferred stock to Mitchell M. Eaglstein, CEO and Director, for services valued at $1.41 per share.

On January 4, 2024, the Company issued 150,000 Series B preferred stock to Imran Firoz, CFO and Director, for services valued at $1.41 per share.

On January 4, 2024, the Company issued 50,000 Series B preferred stock to FRH Group for services valued at $1.41 per share.

On January 4, 2024, the Company issued 10,000 Series B preferred stock to William B. Barnett, Esq., for services valued at $1.41 per share.

On January 4, 2024, the Company issued 10,000 Series B preferred stock to Susan E. Eaglstein for services valued at $1.41 per share.

On January 4, 2024, the Company issued 50,000 Series B preferred stock to Gope S. Kundnani for services valued at $1.41 per share.

On January 30, 2024, the Company issued 141,844 Series B preferred stock to Gope S. Kundnani for cash valued at $1.41 per share.

On February 07, 2025, the Company issued 10,000 Series B preferred stock to Nicky G. Kundnani for services valued at $1.41 per share.

NOTE 12. STOCKHOLDERS’ DEFICIT (continued)

Common Stock

The following summarizes significant Common Stock issuances since the Company’s inception through December 31, 2025:

On January 21, 2016, the Company collectively issued 30,000,000 and 5,310,000 common shares at par value to Mitchell Eaglstein and Imran Firoz, respectively, as founders, in consideration of services rendered.

On December 12, 2016, the Company issued 28,600,000 common shares to the remaining two founding members.

On March 15, 2017, the Company issued 1,000,000 restricted common shares for platform development valued at $50,000, and 1,500,000 restricted common shares for professional services to three individuals valued at $75,000.

On March 17, 2017, the Company issued 1,000,000 shares to Susan Eaglstein for cash of $50,000. On March 21, 2017, the Company issued 400,000 shares to Bret Eaglstein for cash of $20,000. Ms. Eaglstein and Mr. Eaglstein are the mother and brother of Mitchell Eaglstein, the CEO and director.

From July 1, 2017, to October 3, 2017, the Company issued 653,332 units under its Offering Memorandum for cash of $98,000, where each unit consisted of one share of Common Stock and one Class A warrant.

On October 31, 2017, the Company issued 70,000 restricted common shares to management consultants valued at $10,500.

On January 15, 2019, the Company issued 60,000 restricted common shares for professional services to eight consultants valued at $9,000.

From January 29, 2019, to February 15, 2019, the Company issued 33,000 registered shares for cash of $4,950. On February 26, 2019, the Company filed Post-Effective Amendment No. 1 to its Form S-1, removing from registration all shares that were offered but not sold.

On June 3, 2020, the Company issued 2,745,053 shares to Benchmark Investments, Inc. at $0.25 per share, valued at $686,263, for financial advisory services. On August 25, 2020, the engagement was terminated, and the Broker-Dealer returned the 2,745,053 shares.

On October 1, 2020, the Company issued 250,000 restricted common shares to a digital marketing consultant valued at $30,000.

On January 31, 2021, the Company issued 2,300,000 restricted common shares to two consultants for professional services valued at $621,000.

On February 22, 2021, the Company eliminated all four FRH Group convertible notes totaling $1,256,908 by issuing 12,569,080 unregistered common shares. FRH assigned the shares to FRH Group Corporation.

On May 19, 2021, the Company issued 1,750,000 restricted common shares to a consultant for professional services valued at $350,000.

On June 2, 2021, the Company issued 1,750,000 restricted common shares under the Genesis Agreement valued at $437,500. As the Genesis Agreement did not materialize, the consultant returned the shares to the treasury.

On June 15, 2021, the Company issued 100,000 restricted common shares to a board member for services valued at $21,000. On July 6, 2021, the Company issued a further 100,000 restricted common shares to a board member for services valued at $22,000.

On July 20, 2021, the Company issued 545,852 restricted common shares to a consultant for professional services valued at $98,253.

On October 4, 2021, the Company filed a prospectus related to the resale of shares to White Lion and AD Securities America, LLC. The Company issued 2,000,000 shares to AD Securities America, LLC for $200,000 and 670,000 registered shares to White Lion as consideration shares valued at $80,400.

On October 5, 2021, the Company issued 1,500,000 restricted common shares to a consultant for professional services valued at $164,250.

In November 2021, the Company issued 750,000 registered shares to White Lion for cash of $62,375.

On December 22, 2021, the Company issued 45,000,000 restricted common shares to ADFP to acquire a 51.00% controlling interest in AD Advisory Service Pty Ltd.

In December 2021, the Company issued 5,650,000 restricted common shares to two board members, a consultant, and two officers for services and software development valued at $169,500.

On January 4, 2022, the Company issued 1,500,000 restricted common shares to a consultant for professional services valued at $93,750. From January 4 to February 10, 2022, the Company issued 2,500,000 registered shares to White Lion for cash of $114,185.

On January 27, 2022, the Company issued 2,214,286 common shares valued at $71,521 upon execution of the AJB Capital promissory note, together with 1,000,000 three-year cash warrants priced at $0.30 as the incentive fee.

On July 31, 2022, the Company issued 250,000 restricted common shares to a consultant for professional services valued at $9,475.

On September 30, 2022, the Company issued 30,000,000 restricted common shares for cash valued at $300,000, and 5,000,000 restricted common shares to Gope S. Kundnani for services valued at $60,000.

NOTE 12. STOCKHOLDERS’ DEFICIT (continued)

On December 12, 2022, the Company issued 20,000,000 restricted common shares to two officers for services valued at $166,000. On December 15, 2022, the Company issued 8,000,000 restricted common shares to two officers for services valued at $76,000.

On January 25, 2023, the Company issued 5,309,179 restricted common shares to AJB as compensation for consideration shares related to the AJB Note, valued at $60,525, and 115,000,000 restricted common shares for cash valued at $550,000.

On March 28, 2023, the Company issued 2,000,000 restricted common shares for cash valued at $20,000.

On November 30, 2023, the Company issued 50,000,000 restricted common shares to Kundnani for cash valued at $5,500,000.

On December 27, 2023, the Company issued 5,000,000 restricted common shares to AJB Capital in exchange for the redemption of warrants, valued at $90,000.

On May 9, 2024, the Company issued 2,000,000 shares for cash of $20,000.

On January 1, 2025, the Company issued 32,000,000 restricted common shares to employees of its subsidiaries for services rendered, valued at $35,200. The shares were issued to Robert W. Winters (30,000,000 shares), Shimon Kogan (1,000,000 shares), and Patrick G. Cann (1,000,000 shares).

Additional Paid-In Capital — AIL Common Control Acquisition

In connection with the acquisition of Alchemy International Ltd. on October 29, 2025, the Company recorded an increase to Additional Paid-In Capital of $9,969,735, representing the excess of AIL’s net book value at acquisition over the $2,000,000 cash consideration paid, net of non-controlling interest recognized. This amount represents a capital contribution from the controlling shareholder, Gope S. Kundnani, and is accounted for under ASC 805-50. See Note 2 — Significant Acquisitions and Note 7 — Related Party Transactions for further details.

Subscription Receivable

At December 31, 2025, and 2024, the Company has a subscription receivable of $8,000,000, recorded as a contra-equity item within stockholders’ equity, representing shares issued for which the consideration has not yet been received.